CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
CASH AND CASH EQUIVALENTS.
Restricted balances	$ 0	$ 0
Cash in banks	222,466	1,785,403
Cash and cash equivalents	$ 222,466	$ 1,785,403	$ 1,253,817	$ 1,808,052